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                                                      Registration No.  2-11387
     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 1998

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                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No.      1                            / /
               Post-Effective Amendment No.                                  / /
                           (Check appropriate box or boxes)

                  Exact name of Registrant as Specified in Charter:

                           FORTIS EQUITY PORTFOLIOS, INC.

                          Area Code and Telephone Number:
                                   (612) 738-4000

                      Address of Principal Executive Offices:
                                500 Bielenberg Drive
                             Woodbury, Minnesota 55125

                       Name and Address of Agent for Service:
                    Scott R. Plummer, Esq., Assistant Secretary
                           Fortis Equity Portfolios, Inc.
                                500 Bielenberg Drive
                             Woodbury, Minnesota 55125

                                      COPY TO:
                            Kathleen L. Prudhomme, Esq.
                                Dorsey & Whitney LLP
                               Pillsbury Center South
                               220 South Sixth Street
                           Minneapolis, Minnesota  55402

                   Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.

                       Title of Securities Being Registered:
                                    Common Stock
               (No filing fee is required because of reliance by the
         Registrant on Section 24(f)of the Investment Company Act of 1940.)

  The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

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                            INCORPORATION BY REFERENCE


          Part A and Part B of this Registration Statement are incorporated by reference from the Registration Statement on Form N-14 of Fortis Equity Portfolios, Inc. filed August 14, 1998 (SEC File No. 2-11387).


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                                        PART C
                                  OTHER INFORMATION

                            Fortis Equity Portfolios, Inc.

ITEM 15.  INDEMNIFICATION

          STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED IN ANY MANNER AGAINST ANY LIABILITY WHICH MAY BE INCURRED IN SUCH CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

INDEMNIFICATION. Paragraph 8(d) of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify such person for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations, or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purposes of determining either the presence of a quorum or such director's eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

          (a) has not received indemnification for the same conduct from any other party or organization;

          (b)  acted in good faith;

          (c)  received no improper personal benefit;

          (d) in the case of criminal proceedings, has no reasonable cause to believe the conduct was unlawful;

          (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and

          (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and
(i) of the Investment Company Act of 1940).

ADVANCES. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

UNDERTAKING. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

     1.   Articles of Incorporation * and (1)
     2.   Bylaws (2)
     3.   Not applicable
     4. Agreement and Plan of Reorganization, attached as Exhibit A to the Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14.
     5.   Not applicable
     6.   Investment Advisory and Management Agreement * and  (1)
     7.   Underwriting Agreement * and (1)
     8.   Not applicable
     9.   Custody Agreement *
     10.  Not applicable
**   11.  Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered
***  12.  Opinion and consent of Dorsey & Whitney LLP with respect to tax matters
     13.  Not applicable
**   14.  Consent of KPMG Peat Marwick LLP
**   16.  Powers of Attorney of Directors signing the Registration Statement
**   17.  Form of proxy card

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(1)  Incorporated by reference to Post-Effective Amendment No. 76 to the
     Registrant's Registration Statement on Form N-1A filed with the Commission in October 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A filed with the Commission in December 1995.
(*)  Filed herewith.
(**) Previously filed
(***)To be filed by amendment

ITEM 17.  UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter


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within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective. and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


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                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 11th day of September 1998.

                                             FORTIS EQUITY PORTFOLIOS, INC.
                                             (Registrant)

                                             By /s/ Dean C. Kopperud
                                                ---------------------------
                                                Dean C. Kopperud, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Dean C. Kopperud               President (principal       September 11, 1998
--------------------------------   executive officer)
Dean C. Kopperud

/s/ Tamara L. Fagely               Treasurer (principal       September 11, 1998
--------------------------------   financial and
Tamara L. Fagely                   accounting officer)

Richard D. Cutting*                Director

Allen R. Freedman*                 Director

Robert M. Gavin*                   Director

Benjamin S. Jaffray*               Director

Jean L. King*                      Director

Edward M. Mahoney*                 Director

Robb L. Prince*                    Director

Leonard J. Santow*                 Director

Noel S. Shadko                     Director

Joseph M. Wikler*                  Director

*By /s/ Dean C. Kopperud                                      September 11, 1998
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   Dean C. Kopperud, Attorney-in-Fact